                        SEMIANNUAL REPORT / APRIL 30 2000

                         AIM GLOBAL INFRASTRUCTURE FUND

                                  [COVER IMAGE]


                            [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                  [COVER IMAGE]

                     -------------------------------------

                     L'ECLUSE DE LA MONNAIE BY PAUL SIGNAC

           THROUGHOUT HISTORY, MAJOR INFRASTRUCTURE PROJECTS SUCH AS

        BRIDGES, CANALS AND ROADS HAVE BEEN VITAL TO A NATION'S SUCCESS.

            NOW, THE DEFINITION OF "INFRASTRUCTURE" HAS EXPANDED TO

         INCLUDE TELECOMMUNICATIONS, ELECTRICITY AND HIGH TECHNOLOGY--

            THE INTANGIBLE BRICKS AND MORTAR OF THE MODERN ECONOMY.

                     -------------------------------------

AIM Global Infrastructure Fund seeks to provide long-term growth of capital. The fund invests in equity securities of companies in established and emerging economies throughout the world that design, develop or provide products and services necessary for creating and maintaining a country's infrastructure.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Infrastructure Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o   Had fees and expenses not been waived, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o The fund's average annual total returns as of the close of the reporting period are shown in a table in the managers' overview on the pages that follow. In addition, industry regulations require us to provide average annual returns (including sales charges) as of 3/31/00, the most recent calendar quarter end, which were: Class A shares, one year, 60.42%; five years, 18.88%; inception (5/31/94), 15.15%. Class B shares, one year, 62.53%; five years, 19.24%; inception (5/31/94), 15.45%. Class C shares, one year, 66.60%; inception (3/1/99), 62.22%.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of information required to be provided by non-U.S. companies.
o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Global Fund Index represents an average of the performance of global funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged MSCI All Country (AC) World Index tracks the performance of approximately 50 countries covered by Morgan Stanley Capital International that are considered developing or emerging markets.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                         AIM GLOBAL INFRASTRUCTURE FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.      had the idea of creating a mutual fund company that put
      Bauer,        people first. Our slogan, "people are the product," means
   Chairman of      that people--our employees and our investors-- are our
   the Board of     company.
     THE FUND           Almost a quarter-century later, we've grown to more than
   APPEARS HERE]    seven million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
     [PHOTO OF      as a whole has grown from $51 billion in assets to more than
     Robert H.      $7 trillion today. I never dreamed we would see such
      Graham        phenomenal growth. You are the main reason for our success,
   APPEARS HERE]    and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
     I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
     Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
     In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
     If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
     Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer

Chairman, A I M Advisors, Inc.

                         AIM GLOBAL INFRASTRUCTURE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND POSTS STRONG RESULTS IN VOLATILE MARKET

MARKETS WERE QUITE VOLATILE DURING THE LAST SIX MONTHS. HOW DID AIM GLOBAL INFRASTRUCTURE FUND PERFORM?
The fund produced impressive results. Class A shares reported a total return of 31.10%, Class B shares 30.77% and Class C shares 30.69%. These figures are at net asset value and do not include sales charges. By contrast, the MSCI AC World Index produced a total return of 8.07%, and the Lipper Global Fund Index returned 17.81% over the same period.
    Net assets in the fund grew from $45.1 million to $57.1 million during the six months covered by this report.

WHY WERE MARKETS VOLATILE DURING THE REPORTING PERIOD?
After an almost uninterrupted rise during the final months of 1999, U.S. stocks began hitting air pockets early in 2000. A variety of factors led to unusual volatility, especially in March and April.
o Economic growth continued to sizzle; an annualized growth rate above 7% for the fourth quarter of 1999 and above 5% in the first quarter of 2000 led many to anticipate strong action by the Federal Reserve Board (the Fed) in May.
o The court ruling that Microsoft (not a fund holding) had exercised illegal monopoly powers cast a cloud over a tech sector already subject to doubts about the untested heights to which many tech-stock values had risen.
o Finally, a hint of inflation just before the reporting period closed: the Employment Cost Index, which tracks wages and benefits, rose 1.4% in the first quarter of 2000, its highest rate in more than 10 years.
    The pattern was similar overseas. In Europe, where the fund is heavily invested, technology, media and telecommunications stocks, commonly referred to as TMTs, almost single-handedly catapulted equity markets to new highs. Indeed, the TMT sector rallied until the end of March, when heavy profit-taking racked the market. By late April, however, sentiment began to improve with news of stronger-than-expected earnings in the TMT sector.

ARE THE TMT STOCKS CONSIDERED TRADITIONAL INFRASTRUCTURE STOCKS?
Webster's defines infrastructure as "a substructure or underlying foundation, esp. the basic installations and facilities on which the continuance and growth of a community, state, etc. depend, as roads, schools, power plants, transportation and communications systems, etc." In recent years, the communications-systems element of that definition has come to provide the best growth possibilities for investors. While the fund owns more traditional infrastructure investments such as electricity producers, we expect to focus more on the new-economy infrastructure companies, and our holdings reflect this.

TYPES OF INFRASTRUCTURE

TRADITIONAL         NEW-ECONOMY

Transportation      Telephone and
systems             wireless services

Construction        Telecommunications
                    equipment

Utilities/energy    Networking and
                    related technology

WHAT TRENDS IN NEW-ECONOMY INFRASTRUCTURE WERE MOST IMPORTANT TO THE FUND'S INVESTMENT STRATEGY?
We believe the most important word for technology investing is bandwidth. Think of phone wires and television cables as pipes through which information flows. Bandwidth measures the size of the pipe--the higher the bandwidth, the more information can flow through at faster speeds. The fund focused on companies that are building communications networks to improve Internet bandwidth.


FUND PERFORMANCE

SIX-MONTH TOTAL RETURNS OF CLASS A, B & C SHARES VS. INDEXES

As of 4/30/00, excluding sales charges

                        [BAR CHART]
============================================================
FUND CLASS A SHARES              31.10%
FUND CLASS B SHARES              30.77%
FUND CLASS C SHARES              30.69%
MSCI ALL COUNTRY WORLD INDEX      8.07%
LIPPER GLOBAL FUND INDEX         17.81%
Past performance cannot guarantee comparable future results.
============================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00, including sales charges

CLASS A SHARES

============================================================
Inception (5/31/94)                 12.54%

5 years                             14.75

1 year                              35.24*

* 41.97% excluding sales charges
============================================================

CLASS B SHARES

============================================================
Inception (5/31/94)                 12.81%

5 years                             15.07

1 year                              36.22*

* 41.22% excluding CDSC
============================================================

CLASS C SHARES

============================================================
Inception (3/1/99)                  40.77%

1 year                              40.14*

* 41.14% excluding CDSC
============================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

          See important fund and index disclosures inside front cover

                         AIM GLOBAL INFRASTRUCTURE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


    Two holdings in this area are Juniper Networks and Cisco Systems, rival makers of routers and other equipment that direct data across the Internet. Together the two companies virtually control the world market for routers.
    Another important trend is wireless communications. While wireless is growing in the United States, it has exploded in Europe and Asia. In Japan, for instance, the number of mobile phones recently surpassed the number of fixed-line phones. Now people are using their phones for more than talking. The next-generation communications devices allow users to download information, use the Internet and conduct e-commerce transactions over a wireless phone or a hand-held computer.
    We have invested in companies on the leading edge of this exciting trend. These include Nokia, our largest holding. This Finnish mobile-phone leader posted a 55% increase in net income for the first quarter of 2000. The company, which controls more than a quarter of its market, is touting the prospects of its next generation of mobile phones, which allow handsets to receive data and offer Internet access. Vodafone AirTouch, another of our largest holdings, became Europe's largest company with its acquisition of Germany's Mannesmann. Vodafone is the world's largest wireless service, with more than 40 million subscribers in 25 countries.

WHAT ABOUT THE TRADITIONAL INFRASTRUCTURE SEGMENT? WHICH OF THOSE HOLDINGS WERE SIGNIFICANT?
Among the traditional utilities companies we own are the Italian electric utility ACEA and U.S.-based AES, which owns and operates power plants around the globe in both developed and developing nations.
    One rather interesting company in this area is the French firm Vivendi, one of our top 10 holdings. Formerly the Cie General des Eaux, a water utility, Vivendi has in the past few years become a media giant as well. It owns Canal Plus, Europe's leading pay-TV group, and it plans an Internet access portal in conjunction with Vodafone AirTouch. Thus, the company straddles the traditional and new infrastructure sectors. U.S.-based Enron is a similar old/new story. Through its communications subsidiary, Enron Broadband Services, this gas-pipeline operator is building a nationwide fiber-optic network.

WHAT'S YOUR OUTLOOK FOR THE REST OF THE YEAR?
On May 16, after the close of the reporting period, the Fed raised the federal funds rate by a hefty 0.5% to cool U.S. growth enough to slow inflation. Domestic markets could prove volatile for the near term if the Fed continues to raise interest rates and if the fundamentals of the U.S. economy remain strong. Overseas, the outlook for Europe appears bright, especially in view of tax cuts proposed by socialist parties in Germany and elsewhere. Most developing nations have recovered nicely from the crisis of a couple of years ago. Many are using the term "global synchronicity" to describe the current worldwide upswing in commerce.
    Worldwide, we believe that technology and telecommunications will continue to be a driving force, as wireless communications and Internet usage expand. Simultaneously, the demand for clean water, reliable electricity and improved transportation should rise with global living standards. All in all, we think the prospects are good for a fund investing in both the old-fashioned and the more up-to-date infrastructure sectors.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

=================================================================================================================================
TOP 10 HOLDINGS                                TOP 10 INDUSTRIES                                 TOP 10 COUNTRIES
---------------------------------------------------------------------------------------------------------------------------------
 1. Nokia Oyj - ADR (Finland)       7.97%      1. Communications Equipment           17.96%      1. United States          46.06%

 2. Vodafone AirTouch PLC           7.35       2. Telephone                          17.87       2. United Kingdom         13.49
    (United Kingdom)
                                               3. Telecommunications                 10.04       3. Finland                 8.68
 3. Enron Corp.                     5.59          (Long Distance)
                                                                                                 4. France                  4.02
 4. Cisco Systems, Inc.             4.30       4. Telecommunications                  8.02
                                                  (Cellular/Wireless)                            5. Spain                   4.00
 5. Vivendi (France)                3.02
                                               5. Electric Companies                  7.63       6. Italy                   3.47
 6. NTT DoCoMo, Inc. (Japan)        2.64
                                               6. Natural Gas                         6.20       7. Netherlands             3.32
 7. SBC Communications, Inc.        2.37
                                               7. Computers (Networking)              4.84       8. Japan                   3.29
 8. AES Corp. (The)                 2.36
                                               8. Manufacturing (Diversified)         4.72       9. Ireland                 1.75
 9. ACEA S.p.A. (Italy)             2.08
                                               9. Computers (Software & Services)     3.58      10. South Korea             1.15
10. Bell Atlantic Corp.             2.05
                                               10. Power Producers (Independent)      3.28

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================================

           See important fund and index disclosures inside front cover.

                         AIM GLOBAL INFRASTRUCTURE FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


TEST YOUR GLOBAL INVESTING IQ

How much do you know about international investing? Take this quiz and find out. (Suggestion: Fold back the opposite page before you begin).
    Some of the answers may surprise you. They may even change your opinion about the potential benefits of investing overseas.
    For more information about international investing, please see your financial advisor. We think you'll come to the same conclusion as many other investors: International opportunities are too attractive to ignore, especially when you're saving for long-term goals.

          [ARTWORK]

QUESTIONS

1.  WHAT PERCENTAGE OF THE WORLD'S SECURITIES ARE TRADED OUTSIDE THE UNITED
    STATES?

    a. 40%
    b. 60%
    c. 80%

2.  HOW MANY OF THE WORLD'S LARGEST 100 COMPANIES ARE FOREIGN-OWNED?
    A. FEWER THAN 20
    b. 20 to 50
    c. More than 50

3.  WHICH OF THESE PRODUCTS OR BRANDS IS FOREIGN-OWNED?
    a. Dr. Pepper
    b. Lean Cuisine
    c. Panasonic
    d. All of the above

4. FOREIGN INVESTING INVOLVES GREATER POLITICAL, ECONOMIC AND CURRENCY RISKS THAN INVESTING IN THE UNITED STATES.
    a. True
    b. False

5.  WHAT MARKET HAD THE HIGHEST RETURNS OVER THE PAST 20 YEARS?
    a. United States
    b. Netherlands
    c. Sweden
    d. Hong Kong

6. HOW MANY TIMES HAS THE U.S. STOCK MARKET RANKED NO. 1 AMONG THE WORLD'S TOP-PERFORMING MARKETS OVER THE PAST 18 YEARS?
    a. 0
    b. 3
    c. 5

7.  A GLOBAL MUTUAL FUND CONTAINS:
    a. U.S. securities as well as foreign securities
    b. A broad spectrum of non-U.S. securities
    c. A greater number of securities than any other type of fund

8. THE ADVANTAGES OF MUTUAL FUND INVESTING CAN BE EVEN GREATER WITH INTERNATIONAL INVESTING THAN WITH DOMESTIC.
    a. True
    b. False

9. INVESTING YOUR RETIREMENT SAVINGS IN SOMETHING AS RISKY AS FOREIGN SECURITIES IS UNWISE.
    a. True
    b. False

10. HOW MUCH OF YOUR PORTFOLIO SHOULD YOU INVEST OVERSEAS?
    a. Less than 5%
    b. 5% to 15%
    c. 20% to 40%

                         AIM GLOBAL INFRASTRUCTURE FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

[ARTWORK]

ANSWERS

1. ANSWER: C. Approximately 83% of the world's securities are traded in markets outside the United States. Source: Morgan Stanley Capital International

2. ANSWER: B. 42 of the world's largest 100 companies (in terms of market capitalization) are located outside the United States, as of December 31, 1999.

3. ANSWER: D. Dr. Pepper--Cadbury Schweppes (England); Lean Cuisine--Nestle (Switzerland); Panasonic--Matsushita (Japan). These names are presented as examples and are not necessarily holdings of any AIM fund.

4. ANSWER: A. TRUE. International investing can pose greater risks, as well as greater rewards, compared to U.S. investments. These include, for instance, risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the funds' foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

5. ANSWER: C. Over the 20 years ended December 31, 1999, the markets ranked as follows in terms of average annual total return: 1. Sweden, 23.20% 2. Netherlands, 18.20% 3. Hong Kong, 17.01% 4. United States, 16.85%. Source:
    Lipper, Inc.

6. ANSWER: A. The U.S. stock market never ranked No. 1 among foreign stock markets over the past 18 years ending December 31, 1999. It was in the top five only four times. Source: Morgan Stanley Capital International.

7. Answer: A. Global funds include U.S. securities as well as foreign securities. International funds contain few or no U.S. securities in their portfolios.

8. ANSWER: A. TRUE. Finding information on foreign stocks can be difficult, trading can be more complicated, and buying a diversified foreign portfolio can be expensive. So the advantages of mutual fund diversification and professional management can be even greater when you invest overseas.

9. ANSWER: B. FALSE. It's important to include growth in your retirement investment program to gain the potential to outpace inflation. Foreign stocks have historically been an effective way to add growth to your portfolio. Source: Morgan Stanley Capital International.

10. ANSWER: C. Some asset allocation experts recommend that 20% to 40% of your portfolio should be in foreign investments. Of course, your investment decisions should be based on your goals and risk tolerance. Your financial advisor can help you find the allocation that's right for you.

HOW DID YOU DO?

8-10 CORRECT: Excellent. You have a keen understanding of global investing. Are you putting that knowledge to work?

5-7 CORRECT: Not bad. Time to build on what you know. Knowledge is power!

FEWER THAN 5 CORRECT: Don't be discouraged. Your financial advisor can help you learn more.

TALK TO YOUR PERSONAL ASSET ALLOCATION EXPERT--YOUR FINANCIAL ADVISOR. THIS QUIZ IS ONLY A BRIEF INTRODUCTION TO A COMPLEX SUBJECT. THE CORRECT ANSWERS MAY DEPEND ON YOUR OVERALL INVESTMENT STRATEGY, GOALS, RISK TOLERANCE AND AVAILABLE RESOURCES. ASK YOUR FINANCIAL ADVISOR ABOUT THE POTENTIAL ROLE THAT FOREIGN SECURITIES COULD PLAY WITHIN YOUR INVESTMENT PORTFOLIO, BASED ON YOUR PARTICULAR SITUATION.

                         AIM GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                      MARKET
                                          SHARES      VALUE
DOMESTIC COMMON STOCKS & OTHER
  EQUITY INTERESTS-45.40%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.74%

Comcast Corp.-Class A(a)                   8,800    $  352,550
--------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(a)            1,300        69,062
--------------------------------------------------------------
                                                       421,612
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-7.89%

Aether Systems, Inc.(a)                    5,200       865,719
--------------------------------------------------------------
Copper Mountain Networks, Inc.(a)          5,700       475,237
--------------------------------------------------------------
Corning Inc.                               1,500       296,250
--------------------------------------------------------------
JDS Uniphase Corp.(a)                      2,000       207,375
--------------------------------------------------------------
Juniper Networks, Inc.(a)                  4,500       957,094
--------------------------------------------------------------
Lucent Technologies Inc.                   9,700       603,219
--------------------------------------------------------------
Sycamore Networks, Inc.(a)                 6,100       478,850
--------------------------------------------------------------
Tellabs, Inc.(a)                          11,270       617,737
--------------------------------------------------------------
                                                     4,501,481
--------------------------------------------------------------

COMPUTERS (NETWORKING)-4.84%

Cisco Systems, Inc.(a)                    35,368     2,451,997
--------------------------------------------------------------
Foundry Networks, Inc.(a)                  1,900       172,900
--------------------------------------------------------------
VeriSign, Inc.(a)                          1,000       139,375
--------------------------------------------------------------
                                                     2,764,272
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.68%

EMC Corp.(a)                               1,000       138,937
--------------------------------------------------------------
Net2000 Communications, Inc.(a)           16,700       246,325
--------------------------------------------------------------
                                                       385,262
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.72%

America Online, Inc.(a)                    1,800       107,662
--------------------------------------------------------------
Caminus Corp.(a)                          13,700       204,644
--------------------------------------------------------------
i2 Technologies, Inc.(a)                   4,500       581,625
--------------------------------------------------------------
Oracle Corp.(a)                            1,600       127,900
--------------------------------------------------------------
SkillSoft Corp.(a)                        40,000       532,500
--------------------------------------------------------------
                                                     1,554,331
--------------------------------------------------------------

ELECTRIC COMPANIES-3.35%

FPL Group, Inc.                           12,700       573,881
--------------------------------------------------------------
Montana Power Co. (The)                   19,400       854,812
--------------------------------------------------------------
Pinnacle West Capital Corp.               13,700       481,212
--------------------------------------------------------------
                                                     1,909,905
--------------------------------------------------------------

                                                      MARKET
                                          SHARES      VALUE
ELECTRICAL EQUIPMENT-0.25%

Conexant Systems, Inc.(a)                  2,400    $  143,700
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.36%

Vitesse Semiconductor Corp.(a)             3,000       204,187
--------------------------------------------------------------

NATURAL GAS-6.20%

El Paso Energy Corp.                       8,100       344,250
--------------------------------------------------------------
Enron Corp.                               45,800     3,191,688
--------------------------------------------------------------
                                                     3,535,938
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-3.28%

AES Corp. (The)(a)                        14,988     1,347,983
--------------------------------------------------------------
Calpine Capital Trust-$2.88 Conv.
  Pfd.                                     6,200       526,225
--------------------------------------------------------------
                                                     1,874,208
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.09%

Official Payments Corp.(a)                10,000        50,313
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.45%

Brocade Communications Systems,
  Inc.(a)                                  2,900       359,600
--------------------------------------------------------------
Clarent Corp.(a)                           6,900       469,200
--------------------------------------------------------------
                                                       828,800
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-4.38%

Alamosa PCS Holdings, Inc.(a)             13,400       381,900
--------------------------------------------------------------
Global Crossing Ltd., 7.00%, Conv.
  Pfd. (Acquired 12/09/99; Cost
  $100,000)(b)                               400        81,450
--------------------------------------------------------------
Infonet Services Corp.-Class B(a)         10,000       168,750
--------------------------------------------------------------
Phone.com, Inc.(a)                         9,600       806,400
--------------------------------------------------------------
TeleCorp PCS, Inc.(a)                      6,500       290,063
--------------------------------------------------------------
Tritel, Inc.(a)                            8,900       290,363
--------------------------------------------------------------
Triton PCS Holdings, Inc.-Class A(a)       5,000       210,000
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)          5,400       268,313
--------------------------------------------------------------
                                                     2,497,239
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.33%

AT&T Corp.                                14,242       664,923
--------------------------------------------------------------
MCI WorldCom, Inc.(a)                     21,200       963,275
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00, Cost
  $550,000)(b)                            11,000       537,625
--------------------------------------------------------------
Williams Communications Group,
  Inc.(a)                                  8,200       303,400
--------------------------------------------------------------
                                                     2,469,223
--------------------------------------------------------------

                                                     MARKET
                                        SHARES       VALUE
TELEPHONE-4.84%

Bell Atlantic Corp.                       19,700   $ 1,167,225
--------------------------------------------------------------
Broadwing Inc.(a)                          3,800       107,588
--------------------------------------------------------------
Broadwing Inc.-Series B, $3.375
  Conv. Pfd.                               1,000        47,938
--------------------------------------------------------------
Qwest Communications International,
  Inc.(a)                                  2,000        86,750
--------------------------------------------------------------
SBC Communications Inc.                   30,900     1,353,806
--------------------------------------------------------------
                                                     2,763,307
--------------------------------------------------------------
    Total Domestic Common Stocks &
      Other Equity Interests (Cost
      $14,939,942)                                  25,903,778
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-44.81%

CANADA-1.03%

360networks Inc. (Communications
  Equipment)(a)                           11,800       179,212
--------------------------------------------------------------
AT&T Canada Inc. (Telephone)(a)            2,200        93,775
--------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)               2,800       317,100
--------------------------------------------------------------
                                                       590,087
--------------------------------------------------------------

FINLAND-8.68%

Nokia Oyj-ADR (Communications
  Equipment)                              80,000     4,550,000
--------------------------------------------------------------
Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                                7,350       404,565
--------------------------------------------------------------
                                                     4,954,565
--------------------------------------------------------------

FRANCE-4.02%

Suez Lyonnaise des Eaux S.A.
  (Manufacturing- Diversified)             3,650       572,833
--------------------------------------------------------------
Vivendi (Manufacturing-Diversified)       17,400     1,722,360
--------------------------------------------------------------
                                                     2,295,193
--------------------------------------------------------------

GERMANY-0.70%

Viag A.G.
  (Manufacturing-Diversified)             20,800       401,185
--------------------------------------------------------------

IRELAND-1.75%

eircom PLC (Telecommunications-Long
  Distance)                              282,900       997,357
--------------------------------------------------------------

ITALY-3.47%

ACEA S.p.A. (Water Utilities)(a)          72,800     1,185,578
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)        126,300       796,311
--------------------------------------------------------------
                                                     1,981,889
--------------------------------------------------------------

JAPAN-3.29%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long Distance)          30       372,274
--------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                          45     1,504,376
--------------------------------------------------------------
                                                     1,876,650
--------------------------------------------------------------

                                                      MARKET
                                         SHARES       VALUE
NETHERLANDS-3.32%

Completel Europe N.V.
  (Telecommunications- Long
  Distance)(a)                            16,600   $   291,482
--------------------------------------------------------------
KPNQwest N.V.
  (Telecommunications-Long
  Distance)(a)                             8,900       370,043
--------------------------------------------------------------
Libertel N.V.
  (Telecommunications-Cellular/
  Wireless)(a)                             9,750       171,202
--------------------------------------------------------------
Versatel Telecom International N.V.
  (Telecommunications-Long
  Distance)(a)                            26,500     1,063,238
--------------------------------------------------------------
                                                     1,895,965
--------------------------------------------------------------

SINGAPORE-0.26%

Flextronics International Ltd.
  (Manufacturing-Specialized)(a)           2,100       147,525
--------------------------------------------------------------

SOUTH KOREA-1.15%

Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                          31,200       655,200
--------------------------------------------------------------

SPAIN-4.00%

Endesa S.A. (Electric Companies)          11,600       251,811
--------------------------------------------------------------
Endesa S.A.-ADR (Electric Companies)      39,600       836,550
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)             5,700       126,950
--------------------------------------------------------------
Terra Networks, S.A.
  (Computers-Software & Services)(a)       7,900       489,104
--------------------------------------------------------------
Union Electrica Fenosa, S.A.
  (Electric Companies)                    30,000       575,085
--------------------------------------------------------------
                                                     2,279,500
--------------------------------------------------------------

UNITED KINGDOM-13.14%

Bookham Technology PLC
  (Communications Equipment)(a)           15,400       701,643
--------------------------------------------------------------
COLT Telecom Group PLC
  (Telephone)(a)                           4,800       204,040
--------------------------------------------------------------
Jazztel PLC-ADR (Telephone)(a)            11,800       613,600
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                              95,060       781,070
--------------------------------------------------------------
Thus PLC (Telecommunications-Long
  Distance)(a)                            29,400       168,754
--------------------------------------------------------------
Vodafone AirTouch PLC (Telephone)        913,891     4,192,273
--------------------------------------------------------------
Vodafone AirTouch PLC-ADR
  (Telephone)                             17,750       834,250
--------------------------------------------------------------
                                                     7,495,630
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $11,660,764)                                  25,570,746
--------------------------------------------------------------

                                       PRINCIPAL      MARKET
                                        AMOUNT        VALUE
CORPORATE BONDS & NOTES-1.01%

OIL & GAS (REFINING &
  MARKETING)-0.00%

BG Transco Holdings PLC (United
  Kingdom),
  Unsec. Floating Rate Notes, 7.06%,
    12/14/09(c)(d)                    GBP        325  $    509
--------------------------------------------------------------
  Unsec. Notes,
    4.19%, 12/14/22(c)                GBP        325       499
--------------------------------------------------------------
    7.00%, 12/16/24(c)                GBP        325       506
--------------------------------------------------------------
                                                         1,514
--------------------------------------------------------------

TELEPHONE-1.01%

COLT Telecom Group PLC (United
  Kingdom), Conv. Bonds, 2.00%,
  12/16/06 (Acquired 12/09/99, Cost
  $210,371)(b)(c)                     EUR    205,000   198,632
--------------------------------------------------------------

NTL Inc., Conv. Sub. Notes, 5.75%,
  12/15/09 (Acquired
  12/17/99-03/01/00; Cost
  $424,134)(b)                        USD    420,000   374,325
--------------------------------------------------------------
                                                       572,957
--------------------------------------------------------------
  Total Corporate Bonds & Notes
    (Cost $636,084)                                    574,471
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
MONEY MARKET FUNDS-7.54%

STIC Liquid Assets Portfolio(e)        2,150,253   $ 2,150,253
--------------------------------------------------------------
STIC Prime Portfolio(e)                2,150,253     2,150,253
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $4,300,506)                                    4,300,506
--------------------------------------------------------------
TOTAL INVESTMENTS-98.76% (Cost
  $31,537,296)                                      56,349,501
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.24%                    709,495
--------------------------------------------------------------
NET ASSETS-100.00%                                 $57,058,996
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
EUR    - Euro
GBP    - British Pound Sterling
Pfd.   - Preferred
Sub.   - Subordinated
Unsec. - Unsecured
USD    - U.S. Dollars

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value at 04/30/00 was $1,192,032 which represented 2.09% of the Fund's net assets.
(c) Foreign denominated security. Par value is denominated in currency indicated.
(d) The coupon rate shown on floating rate notes represents the rate at period end.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $31,537,296)  $56,349,501
------------------------------------------------------------
Foreign currencies, at value (cost $559,772)         552,313
------------------------------------------------------------
Receivables for:
  Collateral for securities loaned                 2,756,916
------------------------------------------------------------
  Investments sold                                   248,433
------------------------------------------------------------
  Fund shares sold                                   141,108
------------------------------------------------------------
  Dividends and interest                             105,703
------------------------------------------------------------
Other assets                                          23,469
------------------------------------------------------------
    Total assets                                 $60,177,443
------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                             102,174
------------------------------------------------------------
  Return of collateral for securities loaned       2,756,916
------------------------------------------------------------
Accrued advisory fees                                102,416
------------------------------------------------------------
Accrued administrative services fees                   4,098
------------------------------------------------------------
Accrued distribution fees                             39,927
------------------------------------------------------------
Accrued transfer agent fees                           13,293
------------------------------------------------------------
Accrued trustees' fees                                 1,000
------------------------------------------------------------
Accrued operating expenses                            98,623
------------------------------------------------------------
    Total liabilities                              3,118,447
------------------------------------------------------------
Net assets applicable to shares outstanding      $57,058,996
============================================================

NET ASSETS:

Class A                                          $25,694,785
============================================================
Class B                                          $31,172,276
============================================================
Class C                                          $   191,935
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,337,922
------------------------------------------------------------
Class B                                            1,671,884
------------------------------------------------------------
Class C                                               10,300
------------------------------------------------------------

Class A:
  Net asset value and redemption price per
    share                                        $     19.20
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $19.20
    divided by 95.25%)                           $     20.16
============================================================

Class B:
  Net asset value and offering price per share   $     18.64
============================================================

Class C:
  Net asset value and offering price per share   $     18.63
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $10,339 foreign withholding
  tax)                                           $   263,343
------------------------------------------------------------
Interest                                              11,282
------------------------------------------------------------
Securities lending                                    15,052
------------------------------------------------------------
    Total investment income                          289,677
------------------------------------------------------------

EXPENSES:

Advisory and administrative fees                     274,209
------------------------------------------------------------
Accounting services fees                              25,000
------------------------------------------------------------
Custodian fees                                        12,884
------------------------------------------------------------
Distribution fees -- Class A                          63,016
------------------------------------------------------------
Distribution fees -- Class B                         154,574
------------------------------------------------------------
Distribution fees -- Class C                             329
------------------------------------------------------------
Transfer agent fees                                   78,032
------------------------------------------------------------
Printing fees                                         63,600
------------------------------------------------------------
Trustees' fees                                         3,683
------------------------------------------------------------
Other                                                 54,189
------------------------------------------------------------
    Total expenses                                   729,516
------------------------------------------------------------
Less: Expenses paid indirectly                          (456)
------------------------------------------------------------
    Fees waived by advisor                           (89,781)
------------------------------------------------------------
    Net expenses                                     639,279
------------------------------------------------------------
Net investment income (loss)                        (349,602)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            5,399,552
------------------------------------------------------------
  Foreign currencies                                 (27,889)
------------------------------------------------------------
                                                   5,371,663
------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            8,340,427
------------------------------------------------------------
  Foreign currencies                                 (13,588)
------------------------------------------------------------
                                                   8,326,839
------------------------------------------------------------
Net gain from investment securities and foreign
  currencies                                      13,698,502
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $13,348,900
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2000            1999
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $  (349,602)   $    (65,857)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, and forward contracts                           5,371,663       5,560,967
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and forward contracts        8,326,839       5,993,037
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations       13,348,900      11,488,147
-----------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                              --         (90,183)
-----------------------------------------------------------------------------------------
  Advisor Class*                                                       --         (56,937)
-----------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                      (2,272,849)     (1,403,586)
-----------------------------------------------------------------------------------------
  Class B                                                      (2,931,493)     (1,925,203)
-----------------------------------------------------------------------------------------
  Class C                                                          (1,316)
-----------------------------------------------------------------------------------------
  Advisor Class*                                                   (2,002)       (392,100)
-----------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       2,061,078      (6,581,799)
-----------------------------------------------------------------------------------------
  Class B                                                       1,556,306     (11,163,548)
-----------------------------------------------------------------------------------------
  Class C                                                         198,888          14,334
-----------------------------------------------------------------------------------------
  Advisor Class*                                                  (22,973)     (7,642,305)
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      11,934,539     (17,753,180)
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          45,124,457      62,877,637
-----------------------------------------------------------------------------------------
  End of period                                               $57,058,996    $ 45,124,457
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $26,641,811    $ 22,848,512
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (349,602)             --
-----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and forward contracts        5,970,744       5,806,741
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and forward contracts                           24,796,043      16,469,204
-----------------------------------------------------------------------------------------
                                                              $57,058,996    $ 45,124,457
=========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
    The Fund's investment objective is long-term growth of capital. The Fund invests substantially all of its investable assets in Global Infrastructure Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
    The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 2000, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO (NY) Asset Management, Inc., which has a nominal ($100) investment in the Portfolio.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio may enter into a foreign currency contract to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. The Portfolio may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Portfolio could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
H. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.
        In addition, the Portfolio's policy of concentrating its investments in companies in the infrastructure industry subjects the Portfolio to greater risk than a fund that is more diversified.
I. Indexed Securities -- The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. The Fund pays AIM administration fees at an annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Portfolio's average daily net assets, plus 0.70% on the next $500 million of the Portfolio's average daily net assets, plus 0.675% on the next $500 million of the Portfolio's average daily net assets, plus 0.65% on the Portfolio's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 2.00%, 2.50% and 2.50% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. During the six months ended April 30, 2000, AIM waived fees of $89,781.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund and the Portfolio. For the six months ended April 30, 2000, AIM was paid $25,000 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $49,030 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $63,016, $154,574 and $329, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $4,948 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $6,825 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in custodian fees of $456 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $456 during the six months ended April 30, 2000.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
  At April 30, 2000, securities with an aggregate value of $2,702,859 were on loan to brokers. The loans were secured by cash collateral of $2,756,916 received by the Portfolio. For the six months ended April 30, 2000, the Portfolio received fees of $15,052 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended April 30, 2000 was $12,504,174 and $17,486,469, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $26,013,186
---------------------------------------------------------

Aggregate unrealized (depreciation) of
  investment securities                        (1,200,981)
---------------------------------------------------------

Net unrealized appreciation of investment
  securities                                  $24,812,205
---------------------------------------------------------

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                     APRIL 30, 2000                   OCTOBER 31, 1999
                                                              -----------------------------    ------------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
                                                              -----------    --------------    -----------    ---------------
Sold:
  Class A                                                         179,547    $    3,640,045        162,299    $     2,474,900
-----------------------------------------------------------------------------------------------------------------------------

  Class B                                                         140,754         2,818,706         80,398          1,180,744
-----------------------------------------------------------------------------------------------------------------------------

  Class C *                                                         9,723           206,321            976             14,334
-----------------------------------------------------------------------------------------------------------------------------

  Advisor Class **                                                      1                15         29,602            453,399
-----------------------------------------------------------------------------------------------------------------------------

Issued as reinvestment of dividends:
  Class A                                                         128,271         2,153,369        102,312          1,428,280
-----------------------------------------------------------------------------------------------------------------------------

  Class B                                                         164,254         2,682,268        126,907          1,737,353
-----------------------------------------------------------------------------------------------------------------------------

  Class C *                                                            81             1,316             --                 --
-----------------------------------------------------------------------------------------------------------------------------

  Advisor Class **                                                     51               875         32,402            459,131
-----------------------------------------------------------------------------------------------------------------------------

Conversion of Advisor Class shares to Class A shares***:
  Class A                                                           1,119            23,863             --                 --
-----------------------------------------------------------------------------------------------------------------------------

  Advisor Class                                                    (1,094)          (23,863)            --                 --
-----------------------------------------------------------------------------------------------------------------------------

Reacquired:
  Class A                                                        (193,324)       (3,756,199)      (701,304)       (10,484,979)
-----------------------------------------------------------------------------------------------------------------------------

  Class B                                                        (210,051)       (3,944,668)      (963,484)       (14,081,645)
-----------------------------------------------------------------------------------------------------------------------------

  Class C *                                                          (480)           (8,749)            --                 --
-----------------------------------------------------------------------------------------------------------------------------

  Advisor Class **                                                     --                --       (544,836)        (8,554,835)
-----------------------------------------------------------------------------------------------------------------------------
                                                                  218,852    $    3,793,299     (1,674,728)   $   (25,373,318)
-----------------------------------------------------------------------------------------------------------------------------

*  Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                                                           YEAR ENDED OCTOBER 31,
                                                          SIX MONTHS ENDED   ----------------------------------------------------
                                                             APRIL 30,
                                                                2000          1999       1998(a)    1997(a)    1996(a)     1995
                                                          ----------------   -------     -------    -------    -------    ------
Net asset value, beginning of period                          $ 16.33        $ 14.18     $ 15.01    $ 14.42    $ 12.11    $ 12.47
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (0.09)            --        0.07      (0.01)     (0.03)     (0.03)
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
  Net realized and unrealized gain (loss) on investments         4.88           3.07       (0.79)      1.32       2.34      (0.33)
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
    Net increase (decrease) from investment operations           4.79           3.07       (0.72)      1.31       2.31      (0.36)
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
Distributions to shareholders:
  From net investment income                                       --          (0.07)         --         --         --         --
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
  From net realized gain on investments                         (1.92)         (0.85)      (0.11)     (0.72)        --         --
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
    Total distributions                                         (1.92)         (0.92)      (0.11)     (0.72)        --         --
--------------------------------------------------------      -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ 19.20        $ 16.33     $ 14.18    $ 15.01    $ 14.42    $ 12.11
========================================================      =======        =======     =======    =======    =======    =======
Total return(b)                                                 31.03%         22.72%      (4.82)%     9.38%     19.08%     (2.89)%
========================================================      =======        =======     =======    =======    =======    =======
Ratios and supplemental data:

Net assets, end of period (000s omitted)                      $25,695        $19,958     $23,531    $38,281    $38,397    $36,241
========================================================      =======        =======     =======    =======    =======    =======
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)       2.00%(e)    1.99%      2.00%      2.14%      2.36%
========================================================      =======        =======     =======    =======    =======    =======
  Without fee waivers                                            2.32%(c)       2.22%(e)    2.23%      2.08%      2.25%      2.62%
========================================================      =======        =======     =======    =======    =======    =======
Ratio of net investment income (loss) to average net
  assets                                                        (0.97)%(c)      0.09%       0.52%     (0.09)%    (0.19)%    (0.32)%
========================================================      =======        =======     =======    =======    =======    =======
Portfolio turnover rate                                            24%            49%         96%        41%        41%        45%
========================================================      =======        =======     =======    =======    =======    =======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $25,345,082.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                                                          YEAR ENDED OCTOBER 31,
                                                     SIX MONTHS ENDED     -------------------------------------------------------
                                                        APRIL 30,
                                                           2000           1999(a)     1998(a)     1997(a)     1996(a)      1995
                                                     ----------------     -------     -------     -------     -------     -------
Net asset value, beginning of period                     $ 15.94         $ 13.87     $ 14.75     $ 14.24     $ 12.03      $ 12.45
---------------------------------------------------      -------         -------     -------     -------     -------      -------
Income from investment operations:
  Net investment income (loss)                             (0.14)          (0.06)         --       (0.09)      (0.09)       (0.09)
---------------------------------------------------      -------         -------     -------     -------     -------      -------
  Net realized and unrealized gain (loss) on
    investments                                             4.76            2.98       (0.77)       1.32        2.30        (0.33)
---------------------------------------------------      -------         -------     -------     -------     -------      -------
    Net increase (decrease) from investment
      operations                                            4.62            2.92       (0.77)       1.23        2.21        (0.42)
---------------------------------------------------      -------         -------     -------     -------     -------      -------
Distributions to shareholders from net realized
  gain on investments                                      (1.92)          (0.85)      (0.11)      (0.72)         --           --
---------------------------------------------------      -------         -------     -------     -------     -------      -------
Net asset value, end of period                           $ 18.64         $ 15.94     $ 13.87     $ 14.75     $ 14.24      $ 12.03
===================================================      =======         =======     =======     =======     =======      =======
Total return(b)                                            30.70%          22.03%      (5.31)%      8.83%      18.37%       (3.37)%
===================================================      =======         =======     =======     =======     =======      =======
Ratios and supplemental data:

Net assets, end of period (000s omitted)                 $31,172         $25,134     $32,349     $57,199     $53,678      $50,181
===================================================      =======         =======     =======     =======     =======      =======
Ratio of expenses to average net assets:
  With fee waivers                                          2.50%(c)        2.50%       2.49%       2.50%       2.64%        2.86%
===================================================      =======         =======     =======     =======     =======      =======
  Without fee waivers                                       2.82%(c)        2.72%       2.73%       2.58%       2.75%        3.12%
===================================================      =======         =======     =======     =======     =======      =======
Ratio of net investment income (loss) to average
  net assets                                               (1.47)%(c)      (0.41)%      0.02%      (0.59)%     (0.69)%      (0.82)%
===================================================      =======         =======     =======     =======     =======      =======
Portfolio turnover rate                                       24%             49%         96%         41%         41%          45%
===================================================      =======         =======     =======     =======     =======      =======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $31,084,684.

                                      CLASS C                                          ADVISOR CLASS
                             --------------------------   -----------------------------------------------------------------------
                                          MARCH 1, 1999                                                              JUNE 1, 1995
                                           (DATE SALES                                                               (DATE SALES
                             SIX MONTHS    COMMENCED)     NOVEMBER 1, 1999                                            COMMENCED)
                               ENDED           TO                TO                 YEAR ENDED OCTOBER 31,                TO
                             APRIL 30,     OCTOBER 31,      FEBRUARY 11,     -------------------------------------   OCTOBER 31,
                              2000(a)        1999(a)            2000         1999(a)   1998(a)   1997(a)   1996(a)       1995
                             ----------   -------------   ----------------   -------   -------   -------   -------   ------------
Net asset value, beginning
  of period                    $15.94        $13.99            $16.65        $14.46    $15.23    $14.52    $12.14       $12.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                      (0.14)        (0.03)            (0.04)         0.05      0.16      0.05      0.04         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and
    unrealized gain (loss)
    on investments               4.75          1.98              7.13          3.15     (0.82)     1.38      2.34         0.12
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      from investment
      operations                 4.61          1.95              7.09          3.20     (0.66)     1.43      2.38         0.14
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders:
  From net investment
    income                         --            --                --         (0.16)       --        --        --           --
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
    investments                 (1.92)           --             (1.92)        (0.85)    (0.11)    (0.72)       --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions         (1.92)           --             (1.92)        (1.01)    (0.11)    (0.72)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                       $18.63        $15.94            $21.82        $16.65    $14.46    $15.23    $14.52       $12.14
---------------------------------------------------------------------------------------------------------------------------------
Total return(b)                 30.62%        13.94%            45.72%        23.29%    (4.35)%   10.10%    19.60%        1.17%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental
  data:
Net assets, end of period
  (000s omitted)               $  192        $   16            $   --        $   17    $6,997    $2,539    $  344       $  216
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets:
  With fee waivers               2.50%(c)      2.50%(d)          1.50%(c)      1.50%     1.49%     1.50%     1.64%        1.86%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers            2.82%(c)      2.72%(d)          1.82%(c)      1.72%     1.73%     1.58%     1.75%        2.12%(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income (loss) to average
  net assets                    (1.47)%(c)     (0.41)%(d)       (0.47)%(c)     0.59%     1.02%     0.41%     0.31%        0.18%(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            24%           49%               24%           49%       96%       41%       41%          45%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $66,091 and $19,960 for Class C and Advisor Class, respectively.
(d)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees of AIM Investment Funds unanimously approved on May 23 and May 24, 2000, a restructuring of the Fund, (the "Restructuring), and recommended that it be submitted to the Fund's shareholders for their approval. The Restructuring would include eliminating the "master/feeder" investment structure. It is anticipated that the Restructuring proposal will be submitted to Fund shareholders in September 2000, and if approved, that the Restructuring would be completed by September 2000.

BOARD OF TRUSTEES                        OFFICERS                              OFFICE OF THE FUND

C. Derek Anderson                        Robert H. Graham                      11 Greenway Plaza
President, Plantagenet Capital           Chairman and President                Suite 100
Management, LLC (an investment                                                 Houston, TX 77046
partnership); Chief Executive Officer,   Dana R. Sutton
Plantagenet Holdings, Ltd.               Vice President and Treasurer          INVESTMENT MANAGER
(an investment banking firm)
                                         Samuel D. Sirko                       A I M Advisors, Inc.
Frank S. Bayley                          Vice President and Secretary          11 Greenway Plaza
Partner, law firm of                                                           Suite 100
Baker & McKenzie                         Melville B. Cox                       Houston, TX 77046
                                         Vice President
Robert H. Graham                                                               TRANSFER AGENT
President and Chief Executive Officer,   Gary T. Crum
A I M Management Group Inc.              Vice President                        A I M Fund Services, Inc.
                                                                               P.O. Box 4739
Arthur C. Patterson                      Carol F. Relihan                      Houston, TX 77210-4739
Managing Partner, Accel Partners         Vice President
(a venture capital firm)                                                       CUSTODIAN
                                         Mary J. Benson
Ruth H. Quigley                          Assistant Vice President and          State Street Bank and Trust Company
Private Investor                         Assistant Treasurer                   225 Franklin Street
                                                                               Boston, MA 02110
                                         Sheri Morris
                                         Assistant Vice President and          COUNSEL TO THE FUND
                                         Assistant Treasurer
                                                                               Kirkpatrick & Lockhart LLP
                                         Nancy L. Martin                       1800 Massachusetts Avenue, N.W.
                                         Assistant Secretary                   Washington, D.C. 20036-1800

                                         Ofelia M. Mayo                        COUNSEL TO THE TRUSTEES
                                         Assistant Secretary
                                                                               Paul, Hastings, Janofsky & Walker LLP
                                         Kathleen J. Pflueger                  Twenty Third Floor
                                         Assistant Secretary                   555 South Flower Street
                                                                               Los Angeles, CA 90071

                                                                               DISTRIBUTOR

                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100

                                                                               Houston, TX 77046

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

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                            INTERNATIONAL GROWTH FUNDS                     A I M Management Group Inc. has provided
AIM Aggressive Growth Fund              AIM Advisor International Value Fund           leadership in the mutual fund industry
AIM Blue Chip Fund                      AIM Asian Growth Fund                          since 1976 and managed approximately
AIM Capital Development Fund            AIM Developing Markets Fund                    $176 billion in assets for more than 7.4
AIM Constellation Fund(1)               AIM Euroland Growth Fund(5)                    million shareholders, including
AIM Dent Demographic Trends Fund        AIM European Development Fund                  individual investors, corporate clients
AIM Emerging Growth Fund                AIM International Equity Fund                  and financial institutions, as of March
AIM Large Cap Growth Fund               AIM Japan Growth Fund                          31, 2000.
AIM Large Cap Opportunities Fund        AIM Latin American Growth Fund                     The AIM Family of Funds--Registered
AIM Mid Cap Equity Fund                                                                Trademark-- is distributed nationwide, and
AIM Mid Cap Growth Fund                 GLOBAL GROWTH FUNDS                            AIM today is the eighth-largest mutual fund
AIM Mid Cap Opportunities Fund(2)       AIM Global Aggressive Growth Fund              complex in the United States in assets under
AIM Select Growth Fund                  AIM Global Growth Fund                         management, according to Strategic
AIM Small Cap Growth Fund(3)            AIM Global Trends Fund(6)                      Insight, an independent mutual fund
AIM Small Cap Opportunities Fund(4)                                                    monitor.
AIM Value Fund                          GLOBAL GROWTH & INCOME FUNDS
AIM Weingarten Fund                     AIM Global Utilities Fund

GROWTH & INCOME FUNDS                   GLOBAL INCOME FUNDS
AIM Advisor Flex Fund                   AIM Global Income Fund
AIM Advisor Real Estate Fund            AIM Strategic Income Fund
AIM Balanced Fund
AIM Basic Value Fund                    THEME FUNDS
AIM Charter Fund                        AIM Global Consumer Products and Services Fund
                                        AIM Global Financial Services Fund
INCOME FUNDS                            AIM Global Health Care Fund
AIM Floating Rate Fund                  AIM Global Infrastructure Fund
AIM High Yield Fund                     AIM Global Resources Fund
AIM High Yield Fund II                  AIM Global Telecommunications and Technology Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund


(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

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